General and administration	12 Months Ended
Dec. 31, 2024
General and administration
General and administration

11. General and administration

The Company’s general and administrative expenses incurred for the years ended December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
	$	$
Corporate administration	1,223,753	1,325,743
TSX listing costs	-	143,767
Professional fees	415,788	713,475
Salaries and benefits	2,547,024	2,487,218
Director fees	147,478	114,663
Amortization	183,539	183,539

	4,517,582	4,968,405